EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the prospectus dated May 1, 2014, for Class S of Neuberger Berman International Select Portfolio, a series of Neuberger Berman Advisers Management Trust, which was filed with the Securities and Exchange Commission on May 6, 2014 (Accession No. 0000898432-14-000760) in definitive form.